Consolidated Statements of Changes in Shareholders’ Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Deficit during Development Stage [Member]
Balances at Dec. 31, 2009	$ 113,549	$ 11,077	$ 68,816	$ 29,041	$ 4,615
Balances (in shares) at Dec. 31, 2009		11,077,382
Net Income	13,405			13,405
Other Comprehensive Income (Loss)	285				285
Cash Dividends ($.56 per share)	(6,214)			(6,214)
Issuance of Common Stock for:
Exercise of Stock Options	35	4	31
Exercise of Stock Options (in shares)		3,698
Employee Stock Purchase Plan	(30)		(30)
Restricted Share Grants	405	24	381
Restricted Share Grants (in shares)		24,503
Income Tax Benefit From Restricted Share Grant	99		99
Balances at Dec. 31, 2010	121,534	11,105	69,297	36,232	4,900
Balances (in shares) at Dec. 31, 2010		11,105,583
Net Income	20,249			20,249
Other Comprehensive Income (Loss)	5,643				5,643
Cash Dividends ($.56 per share)	(7,047)			(7,047)
Issuance of Common Stock for:
Exercise of Stock Options	12	2	10
Exercise of Stock Options (in shares)		1,652
Acquisition of American Community Bancorp, Inc.	26,572	1,449	25,123
Acquisition of American Community Bancorp, Inc. (in shares)		1,448,520
Employee Stock Purchase Plan	(25)		(25)
Restricted Share Grants	635	38	597
Restricted Share Grants (in shares)		38,503
Income Tax Benefit From Restricted Share Grant	37		37
Balances at Dec. 31, 2011	167,610	12,594	95,039	49,434	10,543
Balances (in shares) at Dec. 31, 2011		12,594,258
Net Income	24,055			24,055
Other Comprehensive Income (Loss)	(192)				(192)
Cash Dividends ($.56 per share)	(7,068)			(7,068)
Issuance of Common Stock for:
Exercise of Stock Options	37	8	29
Exercise of Stock Options (in shares)	48,089	7,278
Employee Stock Purchase Plan	(67)		(67)
Restricted Share Grants	628	35	593
Restricted Share Grants (in shares)		35,120
Income Tax Benefit From Restricted Share Grant	23		23
Balances at Dec. 31, 2012	$ 185,026	$ 12,637	$ 95,617	$ 66,421	$ 10,351
Balances (in shares) at Dec. 31, 2012		12,636,656